Q2 2024 Product Sales year-on-year analysis	6 Months Ended
Jun. 30, 2024
Q2 2024 Product Sales year-on-year analysis
Q2 2024 Product Sales year-on-year analysis

Table 26: Q2 2024 - Product Sales year-on-year analysis (Unreviewed)[16]

The Q2 2024 information in respect of the three months ended 30 June 2024 included in the Interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			US		Emerging Markets			Europe			Established RoW
	$m	Act % chg	CER % chg	$m	% chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg
Oncology	4,976	14	18	2,302	17	1,098	11	22	1,015	24	24	561	(9)	2
Tagrisso	1,608	8	12	658	13	432	6	15	327	15	15	191	(12)	(1)
Imfinzi	1,147	13	18	620	15	117	16	39	227	33	33	183	(9)	3
Calquence	790	21	22	554	14	36	51	72	167	42	43	33	20	23
Lynparza	744	4	7	319	3	153	8	18	206	10	11	66	(15)	(6)
Enhertu	127	89	99	-	-	77	60	72	31	n/m	n/m	19	n/m	n/m
Zoladex	273	17	25	5	29	201	17	28	42	23	21	25	6	17
Imjudo	74	17	19	49	37	4	n/m	n/m	8	64	55	13	(38)	(30)
Truqap	92	n/m	n/m	91	n/m	-	-	-	-	-	-	1	n/m	n/m
Orpathys	12	(7)	(3)	-	-	12	(7)	(3)	-	-	-	-	-	-
Others	109	(17)	(11)	6	24	66	(16)	(10)	7	(11)	(10)	30	(26)	(16)
BioPharmaceuticals: CVRM	3,153	18	22	735	11	1,384	17	24	843	38	38	191	(14)	(3)
Farxiga	1,940	29	32	394	16	763	32	39	680	49	49	103	(23)	(14)
Brilinta	342	3	5	191	7	78	(1)	6	69	1	1	4	(38)	(23)
Crestor	292	4	11	12	(2)	234	8	14	10	(34)	(32)	36	3	15
Seloken/Toprol-XL	150	(8)	-	-	n/m	146	(8)	-	3	46	53	1	(40)	(38)
Lokelma	136	36	41	64	29	21	68	78	23	63	64	28	16	33
roxadustat	88	20	26	-	-	88	20	26	-	-	-	-	-	-
Andexxa	59	29	35	22	34	1	n/m	n/m	22	51	51	14	(6)	8
Wainua	16	n/m	n/m	16	n/m	-	-	-	-	-	-	-	-	-
Others	130	(26)	(24)	36	(45)	53	(19)	(14)	36	(9)	(8)	5	(14)	(12)
BioPharmaceuticals: R&I	1,797	21	24	830	23	444	23	34	350	21	21	173	8	14
Symbicort	722	20	25	299	49	197	12	25	143	4	5	83	(4)	(1)
Fasenra	423	4	5	268	-	19	33	46	99	11	11	37	3	11
Pulmicort	155	25	30	3	(53)	126	40	47	17	6	2	9	(18)	(13)
Breztri	235	44	47	120	43	61	42	49	35	68	69	19	26	37
Tezspire	57	n/m	n/m	-	-	3	n/m	n/m	35	n/m	n/m	19	n/m	n/m
Saphnelo	112	65	65	101	59	1	28	n/m	6	n/m	n/m	4	90	86
Airsupra	14	n/m	n/m	14	n/m	-	-	-	-	-	-	-	-	-
Others	79	(24)	(22)	25	(52)	37	7	12	15	2	3	2	(6)	(4)
BioPharmaceuticals: V&I	112	28	42	28	n/m	41	(10)	4	7	(55)	(53)	36	36	55
Synagis	81	(6)	8	(1)	n/m	41	(16)	(2)	6	(42)	(42)	35	27	46
Beyfortus	28	n/m	n/m	27	n/m	-	-	-	-	n/m	(91)	1	n/m	n/m
FluMist	2	n/m	n/m	2	n/m	-	-	-	-	(26)	(21)	-	-	-
COVID-19 mAbs	1	n/m	n/m	-	-	-	n/m	n/m	1	(65)	(64)	-	(99)	(99)
Others	-	n/m	n/m	-	-	-	-	-	-	n/m	n/m	-	-	-
Rare Disease	2,147	10	14	1,311	10	203	35	67	392	3	3	241	7	18
Ultomiris	946	33	36	550	27	35	n/m	n/m	209	38	38	152	38	56
Soliris	700	(14)	(8)	398	(11)	129	30	74	118	(36)	(36)	55	(36)	(33)
Strensiq	340	13	14	283	14	10	7	15	24	13	13	23	4	17
Koselugo	114	43	45	55	13	24	73	80	26	n/m	n/m	9	63	85
Kanuma	47	3	8	25	21	5	(54)	(49)	15	28	33	2	11	41
Other medicines	267	(11)	(5)	28	(13)	179	(3)	5	24	(7)	(7)	36	(38)	(32)
Nexium	219	(12)	(5)	25	(17)	146	(2)	7	13	(5)	(5)	35	(37)	(32)
Others	48	(9)	(6)	3	39	33	(8)	(4)	11	(9)	(9)	1	(54)	(49)
Total Product Sales	12,452	14	18	5,234	16	3,349	15	25	2,631	23	23	1,238	(5)	5
[16]

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals.